Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Current:
Federal												$ (1,427)	$ (2,387)	$ (5,258)
State												199	(896)	(324)
Current income tax expense												(1,228)	(3,283)	(5,582)
Deferred:
Federal												(3,655)	(78)	3,772
State												(176)	227	(202)
Deferred tax expense benefit												(3,831)	149	3,570
Total	$ (12,801)	$ (4,199)	$ (174)	$ 1,189	$ (1,875)	$ (998)	$ (1,064)	$ (509)	$ (563)	$ 1,698	$ (860)	$ (5,059)	$ (3,134)	$ (2,012)